Templeton Developing Markets Trust
Statement of Investments, March 31, 2020 (unaudited)
		Industry	Shares	Value
	Common Stocks 92.1%
	Brazil 2.4%
[a]	B2W Cia Digital	Internet & Direct Marketing Retail	330,000	$3,048,293
	B3 SA - Brasil Bolsa Balcao	Capital Markets	782,100	5,403,291
	Lojas Americanas SA	Multiline Retail	1,078,117	2,998,026
	M Dias Branco SA	Food Products	591,300	3,311,330
	Totvs SA	Software	80,100	719,556
	Vale SA	Metals & Mining	1,343,400	11,173,564
				26,654,060
	Cambodia 0.7%
	NagaCorp Ltd.	Hotels, Restaurants & Leisure	7,580,500	7,734,356
	China 30.2%
[a]	Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	409,500	79,639,560
	BAIC Motor Corp. Ltd., H	Automobiles	5,961,900	2,368,565
[a]	Baidu Inc., ADR	Interactive Media & Services	112,634	11,352,381
	Brilliance China Automotive Holdings Ltd.	Automobiles	39,289,200	32,332,827
	China Merchants Bank Co. Ltd., A	Banks	1,582,900	7,214,403
	China Merchants Bank Co. Ltd., H	Banks	2,554,800	11,533,863
	China Mobile Ltd.	Wireless Telecommunication Services	2,583,359	19,210,289
	China Resources Cement Holdings Ltd.	Construction Materials	11,050,800	13,185,156
	CNOOC Ltd.	Oil, Gas & Consumable Fuels	11,586,200	12,150,143
	COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	3,521,105	1,698,636
	Dairy Farm International Holdings Ltd.	Food & Staples Retailing	270,962	1,246,281
	Health & Happiness H&H International Holdings Ltd.	Food Products	1,588,500	5,870,318
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	4,553,400	4,657,564
	NetEase Inc., ADR	Entertainment	18,341	5,886,727
	Ping An Bank Co. Ltd., A	Banks	4,068,138	7,352,230
	Ping An Insurance Group Co. of China Ltd., A	Insurance	1,071,800	10,467,548
[a]	Prosus NV	Internet & Direct Marketing Retail	268,847	18,819,768
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	684,000	9,210,992
	Tencent Holdings Ltd.	Interactive Media & Services	1,669,395	81,869,294
	Uni-President China Holdings Ltd.	Food Products	4,041,500	3,920,218
	Weifu High-Technology Co. Ltd., B	Auto Components	1,304,963	2,018,214
				342,004,977
	Czech Republic 0.3%
	Moneta Money Bank AS	Banks	1,701,603	3,518,198
	Hungary 1.1%
	Richter Gedeon Nyrt	Pharmaceuticals	683,469	12,856,946
	India 6.9%
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services	294,776	7,034,942
	Biocon Ltd.	Biotechnology	1,123,935	4,025,021
	Coal India Ltd.	Oil, Gas & Consumable Fuels	2,502,349	4,617,087
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	1,138,844	3,098,807
	ICICI Bank Ltd.	Banks	8,816,740	38,522,825
	Infosys Ltd.	IT Services	1,687,664	14,039,457
	Tata Chemicals Ltd.	Chemicals	846,962	2,494,754
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Templeton Developing Markets Trust
Statement of Investments (unaudited)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Tata Consumer Products Ltd.	Food Products	965,536	$3,763,592
				77,596,485
	Indonesia 0.7%
	Astra International Tbk PT	Automobiles	33,724,500	8,064,105
	Kenya 0.2%
	Equity Group Holdings PLC	Banks	7,608,615	2,455,442
	Mexico 1.2%
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, ADR	Banks	3,726,457	12,073,721
	Nemak SAB de CV	Auto Components	9,140,436	1,523,855
				13,597,576
	Pakistan 0.3%
	Habib Bank Ltd.	Banks	4,890,300	3,028,840
	Peru 0.3%
	Intercorp Financial Services Inc.	Banks	123,460	3,697,627
	Philippines 0.3%
	BDO Unibank Inc.	Banks	1,411,517	2,875,261
	Russia 7.1%
	Gazprom PJSC, ADR	Oil, Gas & Consumable Fuels	1,492,646	6,768,759
	LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	350,812	20,673,948
[a]	Mail.Ru Group Ltd., GDR	Interactive Media & Services	496,166	7,975,039
	Sberbank of Russia PJSC, ADR	Banks	2,583,758	24,338,545
[a]	Yandex NV, A	Interactive Media & Services	590,538	20,107,819
				79,864,110
	Singapore 0.1%
	DBS Group Holdings Ltd.	Banks	109,798	1,432,762
	South Africa 4.2%
[a]	Massmart Holdings Ltd.	Food & Staples Retailing	3,069,858	4,666,642
	Naspers Ltd., N	Internet & Direct Marketing Retail	299,628	42,556,107
				47,222,749
	South Korea 18.0%
	Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	276,365	6,585,247
	Hankook Tire & Technology Co. Ltd.	Auto Components	89,556	1,421,407
	KT Skylife Co. Ltd.	Media	716,862	3,580,929
	LG Corp.	Industrial Conglomerates	444,787	21,525,188
	Naver Corp.	Interactive Media & Services	301,592	42,054,415
	POSCO	Metals & Mining	76,371	10,085,495
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	2,368,146	92,752,304
	Samsung Life Insurance Co. Ltd.	Insurance	464,972	16,399,783
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	139,250	9,514,436
				203,919,204
  |  2

Templeton Developing Markets Trust
Statement of Investments (unaudited)
		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan 10.8%
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	492,000	$3,143,564
	CTBC Financial Holding Co. Ltd.	Banks	1,598,800	940,332
	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	11,565,300	2,476,366
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	5,745,392	13,211,909
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	22,100	2,787,278
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	11,052,000	99,376,884
				121,936,333
	Thailand 1.8%
	Kasikornbank PCL, fgn.	Banks	3,395,200	9,284,132
	Kiatnakin Bank PCL, fgn.	Banks	4,178,300	4,921,599
	Siam Commercial Bank PCL, fgn.	Banks	1,268,000	2,669,246
	Thai Beverage PCL, fgn.	Beverages	9,206,700	3,895,158
				20,770,135
	United Kingdom 3.3%
	Unilever PLC	Personal Products	748,311	37,716,194
	United States 2.2%
	Cognizant Technology Solutions Corp., A	IT Services	436,734	20,295,029
[a]	IMAX Corp.	Entertainment	502,204	4,544,946
				24,839,975
	Total Common Stocks (Cost $962,676,335)			1,041,785,335
	Preferred Stocks 4.3%
	Brazil 4.3%
[b]	Banco Bradesco SA, 12.532%, ADR, pfd.	Banks	5,404,674	21,942,976
[b]	Itau Unibanco Holding SA, 11.051%, ADR, pfd.	Banks	5,662,359	25,423,992
[b]	Petroleo Brasileiro SA, 8.718%, ADR, pfd.	Oil, Gas & Consumable Fuels	303,200	1,634,248
	Total Preferred Stocks (Cost $56,084,483)			49,001,216
	Total Investments before Short Term Investments (Cost $1,018,760,818)			1,090,786,551
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Templeton Developing Markets Trust
Statement of Investments (unaudited)
		Shares	Value
	Short Term Investments (Cost $38,231,803) 3.4%
	Money Market Funds 3.4%
	United States 3.4%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	38,231,803	$38,231,803
	Total Investments (Cost $1,056,992,621) 99.8%		1,129,018,354
	Other Assets, less Liabilities 0.2%		2,598,794
	Net Assets 100.0%		$1,131,617,148

See Abbreviations on page 8.
[a]Non-income producing.
[b]Variable rate security. The rate shown represents the yield at period end.
[c]See Note 5 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
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Templeton Developing Markets Trust
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At March 31, 2020, a market event occurred resulting in a portion of the securities held by the Fund being valued using fair value procedures.
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Templeton Developing Markets Trust
Notes to Statements of Investments (unaudited)
2.  FINANCIAL INSTRUMENT VALUATION (continued)
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy. The Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund’s portfolio. While the Fund holds securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At March 31, 2020, the Fund had 7.1% of its net assets invested in Russia.
4.  NOVEL CORONAVIRUS PANDEMIC
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2020, the Fund held investments in affiliated management investment companies as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$29,604,399	$133,586,776	$(124,959,372)	$ —	$ —	$38,231,803	38,231,803	$111,219
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Templeton Developing Markets Trust
Notes to Statements of Investments (unaudited)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Non-Controlled Affiliates (continued)
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$64,815	$14,155	$(78,970)	$ —	$ —	$ —	—	$67
Total Affiliated Securities	$29,669,214	$133,600,931	$(125,038,342)	$ —	$ —	$38,231,803		$111,286
6.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2020, in valuing the Fund’s assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
China	$321,938,928	$20,066,049	$—	$342,004,977
India	—	77,596,485	—	77,596,485
Russia	20,107,819	59,756,291	—	79,864,110
Singapore	—	1,432,762	—	1,432,762
South Africa	—	47,222,749	—	47,222,749
Taiwan	2,476,366	119,459,967	—	121,936,333
Thailand	—	20,770,135	—	20,770,135
United Kingdom	—	37,716,194	—	37,716,194
All Other Equity Investments	362,242,806	—	—	362,242,806
Short Term Investments	38,231,803	—	—	38,231,803
Total Investments in Securities	$744,997,722	$384,020,632	$ —	$1,129,018,354

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks.
7.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
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Templeton Developing Markets Trust
Notes to Statements of Investments (unaudited)
ABBREVIATIONS
Selected Portfolio
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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